INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2024	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Additions	0.8	—	—	6.6	66.3	73.7
Disposal of subsidiary	(0.5)	—	—	(11.4)	—	(11.9)
Disposals	—	—	—	(12.8)		(12.8)
Transfers	—	—	—	16.1	(16.1)	—
Translation differences	(153.8)	(149.4)	(17.5)	(22.5)	(1.9)	(345.1)
Balance at December 31, 2024	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Accumulated amortization and impairment losses at January 1, 2024	187.9	19.8	115.5	341.1	—	664.3
Amortization during the period	—	—	23.8	37.7	—	61.5
Disposal of subsidiary	—	—	—	(7.6)	—	(7.6)
Disposals	—	—	—	(11.7)	—	(11.7)
Translation differences	(11.2)	(1.5)	(7.2)	(17.5)	—	(37.4)
Balance at December 31, 2024	$176.7	$18.3	$132.1	$342.0	$—	$669.1

Total Balance at December 31, 2024	$2,127.7	$2,279.1	$138.2	$120.4	$52.4	$4,717.8

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2023	$2,421.4	$2,413.6	$278.9	$465.2	$3.6	$5,582.7
Business combinations	1.3	—	—	—	—	1.3
Additions	—	—	—	7.5	5.1	12.7
Transfers	—	—	—	3.7	(4.5)	(0.8)
Translation differences	35.2	33.2	8.9	9.9	(0.1)	87.1
Balance at December 31, 2023	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Accumulated amortization and impairment losses at January 1, 2023	179.0	19.1	88.2	298.0	—	584.4
Amortization during the period	—	—	23.8	37.6	—	61.4
Transfers	—	—	—	(1.9)	—	(1.9)
Translation differences	8.8	0.7	3.5	7.3	—	20.4
Balance at December 31, 2023	$187.9	$19.8	$115.5	$341.1	$—	$664.3

Total Balance at December 31, 2023	$2,270.0	$2,427.0	$172.3	$145.3	$4.1	$5,018.7